Consolidated statements of profit or loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Continuing operations
Revenue	¥ 10,085,649	¥ 9,071,659	¥ 8,978,986
Cost of sales	(7,015,888)	(6,640,973)	(6,246,488)
Gross profit	3,069,761	2,430,686	2,732,498
Other income	25,931	52,140	37,208
Selling and distribution expenses	(1,442,339)	(1,206,782)	(1,190,477)
General and administrative expenses	(816,225)	(810,829)	(796,435)
Other net income/(loss)	87,308	(40,407)	45,997
Credit loss on trade and other receivables	(28,924)	(20,832)	(25,366)
Impairment loss on non-current assets	(13,485)	(2,941)	(36,844)
Operating profit	882,027	401,035	766,581
Finance income	66,344	40,433	25,608
Finance costs	(33,396)	(28,362)	(31,338)
Net finance (costs)/income	32,948	12,071	(5,730)
Fair value changes of paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights		(1,625,287)	(680,033)
Share of loss of an equity-accounted investee, net of tax	(8,162)	(4,011)
Profit/(loss) before taxation	906,813	(1,216,192)	80,818
Income tax expense	(267,070)	(213,255)	(210,949)
(Loss)/profit for the year from continuing operations	639,743	(1,429,447)	(130,131)
Discontinued operations
Loss for the year from discontinued operations, net of tax			(130,045)
(Loss)/profit for the year	639,743	(1,429,447)	(260,176)
Attributable to:
Equity shareholders of the Company	638,170	(1,415,010)	(262,267)
Non-controlling interests	1,573	(14,437)	2,091
(Loss)/profit for the year	¥ 639,743	¥ (1,429,447)	¥ (260,176)
(Loss)/earnings per share
Basic (loss)/earnings per share (RMB)	¥ 0.53	¥ (1.18)	¥ (0.26)
Diluted (loss)/earnings per share (RMB)	0.52	(1.18)	(0.26)
(Loss)/earnings per share-Continuing operations
Basic (loss)/earnings per share (RMB)	0.53	(1.18)	(0.12)
Diluted (loss)/earnings per share (RMB)	¥ 0.52	¥ (1.18)	¥ (0.12)